THE CANANDAIGUA FUNDS


* BOND PORTFOLIO
* EQUITY PORTFOLIO





SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2000

















THE BOND PORTFOLIO SEEKS TO EARN A HIGH LEVEL OF CURRENT INCOME WITH CONSIDERATION ALSO GIVEN TO SAFETY OF PRINCIPAL.

THE EQUITY PORTFOLIO SEEKS LONG TERM GROWTH OF ASSET VALUES THROUGH CAPITAL APPRECIATION AND DIVIDEND INCOME.

                              THE CANANDAIGUA FUNDS

SUPERVISORY COMMITTEE:
----------------------

Robert J. Craugh, Canandaigua, New York
Retired, former Senior Vice President - Operations Inc.
The Canandaigua National Bank and Trust Company

Donald C. Greenhouse, Canandaigua, New York
President and Owner, Seneca Point Associates, Inc.
(Business and consulting firm)

James W. Doran
President, FFTH Properties and
F.F.T. Senior Communities, Inc.
(Professional Buildings and Senior Care)

Robert N. Coe, Bloomfield, New York
President and co-owner, W.W.Coe and Sons, (Independent insurance agency)

William B. Rayburn
Retired, former Chairman, President and CEO
Snap on Tools Corporation


OFFICERS:
---------

Robert J. Craugh, Chairman
Donald C. Greenhouse, Secretary & Treasurer


OFFICES OF THE CANANDAIGUA FUNDS:
---------------------------------

72 South Main Street
Canandaigua, New York  14424
The Canandaigua National Bank and Trust Company

TRANSFER AGENT AND SHAREHOLDER SERVICING:
-----------------------------------------

American Data Services, Inc.
P.O. Box 5536
Hauppauge, New York 11788-0132

INVESTMENT ADVISOR:
-------------------

The Canandaigua National Bank and Trust Company
72 South Main Street
Canandaigua, New York  14424
Gregory S. MacKay, Senior Vice President
Jay J. Bachstein, Assistant Vice President

DISTRIBUTOR:
------------

ADS, Inc.
c/o American Data Services, Inc.
P.O. Box 5536
Hauppauge, New York 11788-0132



CUSTODIAN OF ASSETS:
--------------------

The Northern Trust Company
50 South La Salle Street
Chicago, Illinois  60675


LEGAL COUNSEL:
--------------

Stephen H. Waite, Esq.
Maureen E. Mulholland, Esq.
Underberg & Kessler
1800 Chase Square
Rochester, New York 14604

INDEPENDENT AUDITORS:
---------------------

Eldredge, Fox, Porretti & Morga LLP
25 North Street
Canandaigua, New York 14424

                              THE CANANDAIGUA FUNDS

                           FINANCIAL STATEMENTS AS OF
                           --------------------------

                                  JUNE 30, 2000

                                   (UNAUDITED)

                              THE CANANDAIGUA FUNDS
                              ---------------------

                           FINANCIAL STATEMENTS AS OF
                                  JUNE 30, 2000
                                   (Unaudited)


                                TABLE OF CONTENTS
                                -----------------

                                                                           PAGE
                                                                           ----

Statement of Assets and Liabilities as of June 30, 2000                        1

Statement of Operations for the Six Months Ended                               2
   June 30, 2000

Statements of Changes in Net Assets for the Six Months Ended                   3
   June 30, 2000 and Year Ended December 31, 1999

Schedule of Fund Investments as of June 30, 2000:
   - Bond Fund                                                                 5
   - Equity Fund                                                               8

Notes to Financial Statements                                                 11

Selected Per-Share Data and Ratios/Supplemental Data:
   - Bond Fund                                                                18
   - Equity Fund                                                              19


                              THE CANANDAIGUA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000
                                   (UNAUDITED)

                                                                          FUND

                                                                    BOND             EQUITY
                                                                    ----             ------

ASSETS

INVESTMENT SECURITIES AT MARKET
(Bond Fund cost- $1,075,829; Equity Fund
 cost- $33,792,332)                                            $  1,039,566    $ 40,399,328

CASH AND CASH EQUIVALENT                                             28,212       1,605,190

RECEIVABLES FOR:
   Sales of fund's shares                                               288               0
   Dividends and accrued interest                                    17,864          10,063
                                                               ------------    ------------

         Total receivables                                           18,152          10,063
                                                               ------------    ------------

PREPAID EXPENSES                                                        927           4,079
                                                               ------------    ------------

         Total assets                                             1,086,857      42,018,660
                                                               ============    ============


LIABILITIES

PAYABLES FOR:
   Repurchases of fund's shares                                       3,104          37,327
   Professional fees                                                    932          18,256
   Custody fees                                                         195             317
   Taxes                                                                343             358
                                                               ------------    ------------
         Total liabilities                                            4,574          56,258
                                                               ============    ============


NET ASSETS AT JUNE 30, 2000: (equivalent                       $  1,082,283    $ 41,962,402
                                                               ============    ============
to $13.19 per share for Bond Fund and $30.14 per share
for Equity Fund, based on 82,024 shares and
1,392,056 shares outstanding for Bond and Equity
shares, respectively)

NET ASSETS CONSIST OF:
   Capital stock                                               $  1,121,967    $ 30,679,367
   Undistributed net investment income (loss)                           464        (144,922)
   Accumulated net realized gain (loss) on investments               (3,884)      4,820,961
   Net unrealized appreciation (depreciation) on investments        (36,264)      6,606,996
                                                               ------------    ------------
NET ASSETS                                                     $  1,082,283    $ 41,962,402
                                                               ============    ============



The accompanying notes are an integral part of these financial statements.



                              THE CANANDAIGUA FUNDS
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                   (UNAUDITED)


                                                                      FUND

                                                              BOND           EQUITY
                                                              ----           ------



INVESTMENT INCOME:

   Interest income                                        $    33,031    $    24,145
   Dividend income                                                  0         84,743
                                                          -----------    -----------

         Total investment income                               33,031        108,888
                                                          -----------    -----------

EXPENSES:

   Investment advisory fees                                     5,300        194,246
   Administration fees                                          9,312         23,266
   Fund accounting fees                                         5,208         10,308
   Transfer agency fees                                         5,783          6,261
   Custodial fees                                               1,348          1,528
   Professional fees                                              709         20,121
   Registration and filing fees                                     0          2,090
   Insurance expense                                              248          5,500
   Tax expense                                                    340            343
                                                          -----------    -----------

         Total expenses                                        28,248        263,663
         Less reimbursed expenses                             (25,856)        (9,853)
                                                          -----------    -----------
         Net expenses                                           2,392        253,810
                                                          -----------    -----------

         Net investment income (loss)                          30,639       (144,922)
                                                          -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

   Net realized gain (loss)                                    (4,014)     4,711,851
   Net change in unrealized appreciation of investments         8,909         63,321
                                                          -----------    -----------

         Net realized and unrealized gain on
         Investments                                            4,895      4,775,172
                                                          -----------    -----------


NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              $    35,534    $ 4,630,250
                                                          ===========    ===========




The accompanying notes are an integral part of these financial statements.




                              THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999





                                                                                          FUND
                                                                                   BOND             EQUITY
                                                                                (UNAUDITED)       (UNAUDITED)
                                                                                -----------       -----------

FOR THE SIX MONTHS ENDED JUNE 30, 2000 -

OPERATIONS:

   Net investment income (loss)                                                 $     30,639    $   (144,922)
   Net realized gain (loss) on investments                                            (4,014)      4,711,851
   Net change in unrealized appreciation on investments                                8,909          63,321
                                                                                ------------    ------------

         Net increase in net assets resulting from operations                         35,534       4,630,250
                                                                                ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:

   Dividends from net investment income                                              (30,174)              0
   Distributions from net realized gain on investments                                     0               0
                                                                                ------------    ------------

         Total dividends and distributions                                           (30,174)              0
                                                                                ------------    ------------

FUND SHARE TRANSACTIONS:

   Proceeds from shares sold (9,244 and 121,787 shares in the
     Bond and Equity funds, respectively)                                            121,907       3,505,889
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (2,301 and 4 shares in the Bond and Equity
      funds, respectively)                                                            30,174             107
   Cost of shares repurchased (12,605 and 48,782 shares in the
      Bond and Equity funds, respectively)                                          (168,135)     (1,410,585)
                                                                                ------------    ------------

         Net increase (decrease) in net assets resulting from fund
                share transactions                                                   (16,054)      2,095,411
                                                                                ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (10,694)      6,725,661

NET ASSETS - beginning of period                                                   1,092,977      35,236,741
                                                                                ------------    ------------

NET ASSETS - end of period                                                      $  1,082,283    $ 41,962,402
                                                                                ============    ============

Undistributed net investment income (loss)
     at end of period                                                           $        464    $   (144,922)
                                                                                ============    ============

The accompanying notes are an integral part of these financial statements
                                   (CONTINUED)


                                       3

                              THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND YEAR ENDED DECEMBER 31, 1999





                                                                                          FUND
                                                                                   BOND             EQUITY
                                                                                (UNAUDITED)       (UNAUDITED)
                                                                                -----------       -----------

FOR THE YEAR ENDED DECEMBER 31, 1999 -

OPERATIONS:

   Net investment income (loss)                                                $     61,134    $   (219,888)
   Net realized gain (loss) on investments                                              126       6,140,284
   Net change in unrealized appreciation on investments                             (79,874)      2,586,807
                                                                               ------------    ------------

         Net increase in net assets resulting from operations                       (18,614)      8,507,203
                                                                               ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:

   Dividends from net investment income                                             (61,968)              0
   Distributions from net realized gain on investments                                    0      (4,316,236)
                                                                               ------------    ------------

         Total dividends and distributions                                          (61,968)     (4,316,236)
                                                                               ------------    ------------

FUND SHARE TRANSACTIONS:

   Proceeds from shares sold (26,134 and 217,563 shares in the
     Bond and Equity funds, respectively)                                           360,576       5,663,126
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,585 and 163,010 shares in the Bond and Equity
      funds, respectively)                                                           61,968       4,314,875
   Cost of shares repurchased (15,324 and 95,395 shares in the
      Bond and Equity funds, respectively)                                         (206,049)     (2,500,268)
                                                                               ------------    ------------

         Net increase in net assets resulting from fund
                share transactions                                                  216,495       7,477,733
                                                                               ------------    ------------

TOTAL INCREASE IN NET ASSETS                                                        135,913      11,668,700

NET ASSETS - beginning of year                                                      957,064      23,568,041
                                                                               ------------    ------------

NET ASSETS - end of year                                                       $  1,092,977    $ 35,236,741
                                                                               ============    ============

Undistributed net investment income (loss)
     at end of period                                                          $          0    $          0
                                                                               ============    ============

The accompanying notes are an integral part of these financial statements.


                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


       PAR                                                                                       VALUE
      VALUE                                                                        COST         (NOTE 2)
------------------                                                              ----------      --------


INVESTMENT SECURITIES:

U.S. GOVERNMENT NOTES & BONDS - 41.54%
           20,000 US Treasury Note, 4.000%, October 31, 2000                     $ 19,776       $ 19,850
           30,000 US Treasury Note, 5.500%, December 31, 2000                      29,621         29,869
           25,000 US Treasury Note, 5.250%, January 31, 2001                       24,687         24,836
           30,000 US Treasury Note, 6.375%, March 31, 2001                         29,946         29,972
           25,000 US Treasury Note, 5.500%, February 28, 2003                      24,809         24,469
           25,000 US Treasury Note, 5.750%, April 30, 2003                         24,952         24,625
           25,000 US Treasury Note, 5.875%, February 15, 2004                      26,465         24,664
           50,000 US Treasury Bond, 5.875%, November 15, 2005                      49,987         49,156
           25,000 US Treasury Note, 5.625%, February 15, 2006                      24,955         24,250
           30,000 US Treasury Note, 7.000%, July 15, 2006                          30,054         31,078
           35,000 US Treasury Note, 6.125%, August 15, 2007                        35,365         34,803
           40,000 US Treasury Note, 5.500%, February 15, 2008                      39,776         38,313
           50,000 US Treasury Note, 5.625%, May 15, 2008                           50,935         48,234
           50,000 US Treasury Note, 4.750%, November 15, 2008                      48,267         45,422
                                                                                ----------      ---------

                  Total U.S. Government Notes & Bonds                  41.54%     459,595        449,541
                                                                     ---------  ----------      ---------

CORPORATE BONDS  54.51%
CAPITAL EQUIPMENT - 3.49%
AEROSPACE & MILITARY TECHNOLOGY
-------------------------------
           15,000 Lockheed Martin Corporation, 6.750%, March 15, 2003              15,900         14,629
MACHINERY CONSTRUCTION AND MINING
---------------------------------
           25,000 Caterpillar Corp., Inc., 6.000%, May 1, 2007                     23,863         23,111
                                                                                ----------      ---------

                                                                                   39,763         37,740
                                                                                ----------      ---------


CONSUMER GOODS - 14.72%
BEVERAGE & TOBACCO
------------------
           25,000 Anheuser Busch, 6.750%, November 1, 2006                         25,142         24,211
           20,000 Coca-Cola Company, 6.000%, July 15, 2003                         19,962         19,405

PAPER
-----
           25,000 International Paper Company, 7.625%, August 1, 2004              26,700         24,935







The accompanying notes are an integral part of these financial statements.





                                       5

                            THE CANANDAIGUA FUNDS
                             CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


       PAR                                                                                        VALUE
      VALUE                                                                       COST           (NOTE 2)
------------------                                                              --------        ----------
Consumer Goods (continued) -

RETAIL TRADING
--------------
           25,000 Sears Roebuck & Company, 6.250%, January 15, 2004             $ 23,680          $ 24,088
           20,000 Wal-Mart Company, 6.375%, March 1, 2003                         20,930            19,709

SPECIALTY CHEMICALS
-------------------
           25,000 Eastman Chemical Company, 6.375%, January 15, 2004              25,141            23,818

MULTIMEDIA
----------
           25,000 Walt Disney & Co. 5.800%, October 27, 2008                      23,201            23,174
                                                                                ---------       ----------

                                                                                 164,756           159,340
                                                                                ---------       ----------


FINANCE - 23.60%
BANKING
-------
           30,000 Citicorp, 6.750%, August 15, 2005                               30,853            29,032
           25,000 Morgan JP & Co., 6.000%, January 15, 2009                       24,654            22,195
           20,000 US Bancorp, 8.125%, May 15, 2002                                20,292            20,251

FINANCIAL SERVICES
------------------
           25,000 Citifinancial, 6.875%, September 15, 2002                       24,528            24,535
           10,000 Ford Motor Credit Co., 6.850%, August 15, 2000                  10,003             9,996
           20,000 General Electric Capital Corp. 5.500%, November 1, 2001         19,940            19,580
           12,000 Homeside Lending NA, 6.875%, June 30, 2002                      11,600            11,869
           20,000 Household Finance Co, 6.700%, June 15 2002                      19,795            19,630
           25,000 John Deere Capital Corp., 6.000%, February 15, 2009             24,445            21,929
           30,000 Merrill Lynch & Co., Inc., 6.250%, October 15, 2008             29,681            27,079
           30,000 Morgan Stanley Dean Witter & Co., 5.750%, February 15, 2001     30,224            29,762
           20,000 Salomon Inc., 6.750%, August 15, 2003                           19,905            19,592
                                                                                ---------       ----------

                                                                                 265,920           255,450
                                                                                ---------       ----------
SERVICES - 12.70%
INDUSTRIAL
----------
           25,000 General Motors Corp., 6.250%, May 1, 2005                       26,185            23,876
           25,000 IBM Corp., 5.375%, February 1, 2009                             24,945            22,147

TELECOMMUNICATIONS
------------------
           20,000 AT&T Corporate, 6.60%, May 15, 2005                             19,154            19,329
           20,000 Pacific Bell, 6.250%, March 1, 2005                             19,600            19,145
           30,000 LCI, 7.250%, June 15, 2007                                      30,894            28,881




The accompanying notes are an integral part of these financial statements.








                                       6






                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                  JUNE 30, 2000
                                   (UNAUDITED)


 PAR VALUE/                                                                                         VALUE
   SHARES                                                                          COST              (NOTE 2)
------------------                                                              -----------      ------------

HOTELS AND MOTELS
           25,000 Marriott Corp., 6.750%, December 15, 2003                       $ 25,017          $ 24,117
                                                                                -----------      ------------

                                                                                   145,795           137,495
                                                                                -----------      ------------

                  Total Corporate Bonds                               54.51%       616,234           590,025
                                                                     --------   -----------      ------------


TOTAL INVESTMENT SECURITIES                                           96.05%     1,075,829         1,039,566
                                                                                -----------      ------------

CASH AND CASH EQUIVALENTS                                              2.61%

           28,212 Canandaigua Investment Cash Account
                                                                                    28,212            28,212
                                                                                -----------      ------------

TOTAL INVESTMENTS                                                     98.66%     1,104,041         1,067,778
                                                                                ===========

OTHER ASSETS LESS LIABILITIES                                          1.34%                          14,505
                                                                     --------                    ------------

NET ASSETS                                                           100.00%                     $ 1,082,283
                                                                     ========                    ============








The accompanying notes are an integral part of these financial statements.



                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                  JUNE 30, 2000
                                   (UNAUDITED)



SHARES                                                               COST      VALUE (NOTE 2)
------                                                               ----      --------------
INVESTMENT SECURITIES:

       COMMON STOCKS - 96.28%

       AUTOMATED PROCESSING                         5.08%
50,750 Paychex Inc.                                               $1,123,445    $2,131,500
                                                                  ----------    ----------

       COMMUNICATIONS EQUIPMENT                     9.36%
 6,000 CIENA Corporation*                                            848,785     1,000,125
 8,000 Corning Inc.                                                1,388,522     2,159,000
 4,000 JDS Uniphase Corporation*                                     371,910       479,500
 2,000 Juniper Networks Inc.*                                        254,345       291,125
                                                                  ----------    ----------
                                                                   2,863,562     3,929,750
                                                                  ----------    ----------

       COMPUTERS HARDWARE                           4.32%
46,000 Compaq Computer Corp.                                       1,375,699     1,175,875
 7,000 Sun Microsystems Inc. *                                       320,574       636,563
                                                                  ----------    ----------
                                                                   1,696,273     1,812,438
                                                                  ----------    ----------

       COMPUTER SERVICES                            3.20%
 7,000 Digex Inc.*                                                   507,385       475,562
 7,000 Yahoo! Inc.*                                                  880,510       867,125
                                                                  ----------    ----------
                                                                   1,387,895     1,342,687
                                                                  ----------    ----------

       CONGLOMERATES                                4.18%
37,000 Tyco International Ltd.                                     1,227,993     1,752,875
                                                                  ----------    ----------

       DRUGS                                        8.65%
20,000 American Home Products Corp.                                  886,200     1,175,000
20,000 Elan Corp PLC-Spons ADR *                                     585,790       968,750
15,000 Merck & Co Inc.                                             1,077,263     1,149,375
7,000 Pfizer Inc.                                                    305,214       336,000
                                                                  ----------    ----------
                                                                   2,854,467     3,629,125
                                                                  ----------    ----------

       ELECTRONICS                                 12.36%
 7,500 General Electric Co.                                          294,794       397,500
20,000 Sanmina Corp. *                                             1,250,537     1,710,000
38,000 SCI Systems Inc.*                                           1,441,511     1,489,125
38,000 Solectron Corp. *                                           1,346,654     1,591,250
                                                                  ----------    ----------
                                                                   4,333,496     5,187,875
                                                                  ----------    ----------






 The accompanying notes are an integral part of these financial statements




                                        8



                            THE CANANDAIGUA FUNDS
                             CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


SHARES                                                               COST      VALUE (NOTE 2)
------                                                               ----      --------------
       FINANCIAL                                   12.98%
49,000 Associates First Capital                                    $1,057,188    $1,093,312
21,000 Chase Manhattan Corp.                                        1,025,417       967,312
13,000 Goldman Sachs Group Inc.                                    1,000,961     1,233,375
10,000 Merrill Lynch & Co Inc.                                       879,264     1,150,000
 6,000 Morgan Stanley Dean Witter & Co.                              422,934       499,500
13,000 Wells Fargo                                                   482,320       503,750
                                                                   ----------    ----------
                                                                    4,868,084     5,447,249
                                                                   ----------    ----------

       FOOD PROCESSING                              3.51%
30,000 ConAgra, Inc.                                                 566,911       571,875
12,000 The Quaker Oats Co.                                           749,823       901,500
                                                                   ----------    ----------
                                                                    1,316,734     1,473,375
                                                                   ----------    ----------

        HEALTHCARE FACILITIES                       0.78%
25,000 Health Management Association*                                302,365       326,562
                                                                  ----------    ----------

        OIL AND GAS OPERATIONS                      1.60%
18,000 Noble Affiliates Inc.                                         533,240       670,500
                                                                  ----------    ----------

       RETAIL                                       5.10%
 3,000 Best Buy Co.*                                                 183,507       189,750
25,000 CVS Corp.                                                     853,185     1,000,000
15,000 Circuit City Stores-Circuit City Group                        572,878       497,812
11,000 Lowe's Companies Inc.                                         548,928       451,688
                                                                  ----------    ----------
                                                                   2,158,498     2,139,250
                                                                  ----------    ----------

       SEMICONDUCTOR                                4.72%
 9,000 Intel Corp.                                                   558,425     1,203,187
 5,000 Linear Technology Corp.*                                      259,026       319,688
 2,000 National Semiconductor Corp.*                                 113,944       113,500
 5,000 Texas Instruments Inc.                                        391,145       343,438
                                                                  ----------    ----------
                                                                   1,322,540     1,979,813
                                                                  ----------    ----------

       SEMICONDUCTOR - CAPITAL EQUIPMENT            0.86%
 4,000 Applied Materials Inc. *                                      304,474       362,500
                                                                  ----------    ----------

       SOFTWARE AND PROGRAMMING                     1.36%
11,000 BMC Software Inc.*                                            487,460       401,328
 2,000 Oracle Corp.*                                                 149,220       168,125
                                                                  ----------    ----------
                                                                     636,680       569,453
                                                                  ----------    ----------





The accompanying notes are an integral part of these financial statements


                                       9





                            THE CANANDAIGUA FUNDS
                             CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

SHARES                                                               COST      VALUE (NOTE 2)
------                                                               ----      --------------
       SPECIALTY FINANCE                            4.01%
19,500 Capital One Financial Corp.                                $  940,621    $  870,188
30,000 MBNA Corp.                                                    737,772       813,750
                                                                  ----------    ----------
                                                                   1,678,393     1,683,938
                                                                  ----------    ----------

       TELECOMMUNICATIONS                           6.42%
 2,000 Nextlink Communications*                                       86,095        75,875
25,000 Qwest Communications Inc. *                                   872,740     1,242,188
30,000 WorldCom, Inc.*                                             1,193,655     1,376,250
                                                                  ----------    ----------
                                                                   2,152,490     2,694,313
                                                                  ----------    ----------

       UTILITIES                                    7.78%
28,000 AES Corp.*                                                  1,076,260     1,277,500
10,000 CMS Energy Corp.                                              222,145       221,250
 6,000 Capline Corp.*                                                303,132       394,500
10,500 Enron Corp.                                                   749,454       677,250
20,000 Niagra Mohawk Holdings Inc.*                                  287,484       278,750
10,000 Williams Companies Inc.                                       393,228       416,875
                                                                  ----------    ----------
                                                                   3,031,703     3,266,125
                                                                  ----------    ----------

 TOTAL COMMON STOCKS                                96.27%        33,792,332    40,399,328
                                                                  ----------    ----------

 CASH AND CASH EQUIVALENTS                           3.83%
                                                  -------
1,605,190 Canandaigua Investment Cash Account
                                                                   1,605,190     1,605,190
                                                                  ----------    ----------

 TOTAL INVESTMENTS                                 100.10%        35,397,522    42,004,518
                                                                  ==========    ==========

 LIABILITIES LESS OTHER ASSETS                      (0.10%)                        (42,116)
                                                   ------                       ----------

 NET ASSETS                                        100.00%                     $41,962,402
                                                   ======                      ===========













* Non-Income producing securities


 The accompanying notes are an integral part of these financial statements

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2000
                                   (Unaudited)






(1)      ORGANIZATION
         ------------

         The Canandaigua Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund offers two no-load mutual funds: the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal, and the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income.

         From inception in September, 1992 through February 9, 1998, the Fund was designed solely for the investment of retirement funds held in certain qualified trusts. Effective February 9, 1998, the Fund was reorganized on a tax free basis from a collective investment trust to a Delaware business trust. Among other things, this change enabled the Fund to expand its shareholders from certain qualified individual retirement trust accounts, to the general public.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         ------------------------------------------

         USE OF ESTIMATES -

         The financial statements have been prepared in conformity with generally accepted accounting principles and, as such, include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.

         CASH AND CASH EQUIVALENTS -

         Interest bearing cash accounts are considered cash equivalents.

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

         Investments consist of debt and equity investment securities of the United States (U.S.) government and of corporations whose securities are traded on recognized U.S. securities exchanges. Investment securities are stated at market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the period or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices on that date. The market value of investment securities is subject to daily fluctuations. Short-term securities with 60

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2000
                                   (Unaudited)

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
         ------------------------------------------

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION - (continued)

         days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         Purchase premiums or discounts are amortized in investment interest ratably over the term of an investment security with a remaining maturity over 60 days. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Supervisory Committee of the Fund.

         The fair value of receivables for sale of investments and payables for purchase of investments are based on fair values as of the date of sale or purchase of the investment security.

         The estimated fair value of individual investment securities held at June 30, 2000 are disclosed in the accompanying Schedule of Fund Investments.

         As is customary in the industry, securities transactions are recorded no later than the first business day after the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

         Realized gains and losses on sales of securities are calculated on the identified cost basis.

         Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid at least annually. Through February 9, 1998, when the Fund operated solely as a collective investment trust, dividend distributions were not relevant for tax compliance purposes. For the six months ended June 30, 2000, $30,174 and $0 of dividends were declared and distributed to shareholders of the Bond Fund and Equity Fund, respectively. For the year ended December 31, 1999, $61,968 and $4,316,236 of dividends were declared and distributed to shareholders of the Bond Fund and Equity Fund, respectively.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2000
                                   (Unaudited)




(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
     ------------------------------------------

         INCOME TAXES -

         It is the policy of the Fund to comply with applicable requirements of the Internal Revenue Code. Effective February 9, 1998, the Fund began accepting investments attributable to sources other than individual retirement trust accounts. As a result, net investment income and net realized gains on investments beginning in fiscal 1998 from February 9, 1998 forward, is taxable to the Fund if not substantially distributed annually to its shareholders. It has been the practice, policy and future intention of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its annual net taxable income, including any net realized gains on investments, to its shareholders.

         Prior to February 9, 1998, the Fund was exempt from Federal income tax under Section 408 (e) of the Internal Revenue Code with respect to interests in the Fund which are attributable to individual retirement trust accounts maintained in conformity with Section 408 (e) of the Internal Revenue Code, and exempt from Federal income tax under Section 501 (a) of the Internal Revenue Code with respect to interests in the Fund which are attributable to pension or profit-sharing trusts (including those benefiting self-employed individuals) maintained in conformity with Section 401 (a) of the Internal Revenue Code. The Fund was also not subject to taxation in New York State for these qualified interests. For Federal income tax purposes, income earned by the Fund for these qualified interests was not taxable to participating trusts or participants until a participant receives a distribution from the Fund. Withdrawals from the Fund which are paid to participating trusts can be made at any time by participating trusts without penalty and without the amount withdrawn being subject to Federal income tax.

         VALUATION OF SHARES -
         The Declaration of Trust provides that the Fund may issue an unlimited number of shares of beneficial interest without par value. Currently, the Fund is offering shares in a Bond Fund and an Equity Fund. The shares are voting, non-assessable and have no preemptive rights or preferences

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2000
                                   (Unaudited)



(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
         ------------------------------------------


         VALUATION OF SHARES -
         (continued)

         as to conversion, exchange, dividends or retirement. The net asset value per share of each fund is determined by dividing the total value of the fund's net assets by the number of outstanding shares of the fund. The net asset values per share in the accompanying financial statements are calculated in consideration of all purchases and sales transacted during the period. Share purchases are recorded when an investor's request for a share purchase is accepted and share distributions are recorded when an investor's request for distribution is received. Accordingly, any accepted share purchase obligations for which cash has not yet been received are reflected as a receivable for sale of fund's shares and any approved distribution requests for which cash has not yet been disbursed are reflected as a payable for repurchases of fund's shares in the accompanying statement of assets and liabilities.


(3)      AGREEMENTS
         ----------

         The Canandaigua National Bank and Trust Company (the Company) is the investment advisor and sponsor of the Fund. The individual portfolio managers of the Fund are also officers of the Company. Subject to the direction of the Supervisory Committee of the Fund, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Fund. The Fund has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each fund in conformity with the stated objectives and policies of that fund. For these services, the Fund will pay investment management fees to the Company, at the rate of 1% of assets annually of each fund. In April, 1994, however, the Supervisory Committee authorized a temporary reduction of this fee for the Bond Fund to .5%. On July 9, 1997, the Supervisory Committee authorized a temporary suspension of the total investment management fee it pays for the Bond Fund. These rate

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2000
                                   (Unaudited)


(3)      AGREEMENTS (continued)
         ----------

         reductions resulted in a savings to the Bond Fund of $5,300 for the six months ended June 30, 2000.

         The Fund has an administrative service agreement with American Data Services, Inc. (ADS), for a three year period beginning December, 1997. Monthly fees are based on the greater of: (1) a sliding scale of $1,500 for a fund with average net assets of under $5 million to $2,500 for a fund with net assets of $20 million or more: or (2) 1/12 of 0.012% of the average net assets of a fund for the month. For the six months ended June 30, 2000, the fees for the Bond Fund and Equity Fund amounted to $9,312 and $23,266, respectively. These fees have historically been paid by the Company, but for the six months ended June 30, 2000 the Equity Fund paid its own fees.

         In December, 1997, the Fund entered into a fund accounting agreement with ADS for a three year period to calculate and transmit the Fund's net asset value and maintain and keep current all books and records of the Funds as required by Rule 31a-1 under the 1940 Act. Monthly fees are based on the greater of: (1) a sliding scale of $800 for a fund with average net assets of under $10 million to $1,400 for a fund with net assets of $25 million to $30 million; or (2) 1/12 of 2.75 basis points on nets assets in excess of $30 million. For the six months ended June 30, 2000, the fees for the Bond Fund and Equity Fund amounted to $5,208 and $10,308, respectively. These fees have historically been paid by the Company, but for the six months ended June 30, 2000 the Equity Fund paid its own fees.

         In December, 1997, the Fund entered into a transfer agency agreement with ADS for a three year period to provide a shareholder record keeping and reporting services and to act as the dividend disbursing agent for the Fund. Monthly fees consist of a minimum of $900 maintenance fee plus various transaction fees. For the six months ended June 30, 2000, the fees for the Bond Fund and Equity Fund amounted to $5,783 and $6,261, respectively. These fees have historically been paid by the Company, but for the six months ended June 30, 2000 the Equity Fund paid its own fees.

         In December 1997 the Company also entered into a three year ninety day cancelable distributor agreement with ADS Distributors, Inc. to act as the principal underwriter and distributor of the Fund's shares. The fee for the six months ended June 30, 2000 for these services of $11,400 plus expenses was paid by the Company for the Bond Fund and Equity Fund.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2000
                                   (Unaudited)



(3)      AGREEMENTS (continued)
         ----------

         Fees with ADS and ADS Distributors, Inc. are subject to annual increases based on a defined increase in the Consumer Price Index for the Northeast region.

         The Northern Trust Company acts as a custodian of the assets of the Fund. Custodial fees paid by the Fund are based on an agreed fee schedule for asset holdings and transactions.

         The Company has also historically assumed expenses, other than primarily custodial and audit, incurred in the administration of the Fund. During the six months ended June 30, 2000 this practice continued for the Bond Fund. Effective January 1, 1999, the Equity Fund paid its operating expenses other than professional legal fees primarily for the general operations and filings of the fund, of approximately $8,500 and Board of Trustee fees and expenses for board and committee meeting attendance of approximately $1,600, which fees were assumed by the Company.

         The Company will reimburse the Fund for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Fund's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Fund imposed by the securities laws of any state in which the shares of the Fund are sold.


(4)      PURCHASES AND SALES OF SECURITIES
         ---------------------------------

         During the six months ended June 30, 2000, purchases and sales of investment securities, excluding cash and cash equivalents, amounted to the following:

                                                          Fund
                                               ---------------------------
                                                  BOND           EQUITY
                                                  ----           ------

                  Purchases                    $ 128,026      $38,120,102
                                               =========      ===========
                  Sales                        $ 159,487      $37,428,883
                                               =========      ===========

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2000
                                   (Unaudited)


(4)      PURCHASES AND SALES OF SECURITIES  (continued)
         ---------------------------------

         Purchases and sales of government securities included in the Bond Fund amounts were $0.00 and $66,980, respectively. All other purchases and sales in the Bond Fund and Equity Fund were of investment securities, excluding government securities. Transaction fees paid during the six months ended June 30, 2000 to the Company and The Northern Trust Company in the amount of approximately $2,600 and $2,000 respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $4,400 in the Equity Fund and $200 in the Bond Fund.


(5)      UNREALIZED GAINS (LOSSES) ON INVESTMENTS
         ----------------------------------------

         As of June 30, 2000, the unrealized gains (losses) on investments based on cost for Federal income taxes of $1,104,042 in the Bond Fund and $35,397,522 in the Equity Fund are as follows:

                                                              Fund
                                                    --------------------------
                                                       BOND          EQUITY
                                                       ----          ------

                  Gross unrealized gains            $   2,380       $7,379,208

                  Gross unrealized (losses)           (38,644)        (772,212)
                                                    ---------       ----------
                       Net unrealized gain (loss)   $ (36,264)      $6,606,996
                                                    =========       ==========



(6)      CHANGE IN PORTFOLIO MANAGER
         ---------------------------

         On January 24, 2000 one of the two individual portfolio managers for the Fund provided notice of his intent to leave the employment of the investment advisory Company effective February 8, 2000. The investment advisory Company has since appointed a replacement portfolio manager for the Fund to assist the other remaining portfolio manager of the Fund.


                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA


                                                   FOR THE SIX      FOR THE       FOR THE      FOR THE   FOR THE        FOR THE
                                                  MONTHS ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED YEAR ENDED    YEAR ENDED
                                                  JUNE 30, 2000   DEC.31,1999   DEC.31,1998   DEC.31,1997 DEC. 31,1996 DEC. 31, 1995
                                                  ----------------------------------------------------------------------------------
                                                    (Unaudited)

PER SHARE DATA:
  (For a share outstanding throughout
     each period)
   Net asset value, beginning of period            $      13.16  $      14.14  $    13.53  $    12.54 $    12.25  $    10.01
                                                   ------------  ------------  ----------  ---------- ----------  ----------

INCOME FROM INVESTMENT OPERATIONS -                        0.37          0.74        0.77        0.70       0.62        0.81

   Net realized and unrealized gains (losses)
         on investments                                    0.03         (0.98)       0.45        0.29      (0.33)       1.43
                                                   ------------  ------------  ----------  ---------- ----------  ----------

Total income (loss) from investment operations             0.40         (0.24)       1.22        0.99       0.29        2.24
                                                   ------------  ------------  ----------  ---------- ----------  ----------

 LESS DISTRIBUTIONS (B)
   Dividends from net investment income                   (0.37)        (0.74)      (0.61)
   Distributions from net realized gains                   0.00          0.00        0.00
                                                   ------------  ------------  ----------
   Total dividends and distributions                      (0.37)        (0.74)      (0.61)
                                                   ------------  ------------  ----------

   Net Asset Value, end of period                  $      13.19  $      13.16  $    14.14  $    13.53 $    12.54  $    12.25
                                                   ============  ============  ==========  ========== ==========  ==========


   Total Return (c)                                        3.09%        (1.71%)      9.05%       7.89%      2.37%      22.38%
                                                   ============  ============  ==========  ========== ==========  ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000 omitted)         $      1,082  $      1,093  $      957     $   666 $      501  $      408
   Ratio of  Net Expenses to Average
      Net Assets (a)                                       0.45%         0.38%       0.46%       0.77%      1.09%       0.89%
   Ratio of Gross Expenses to Average
      Net Assets (a)                                       5.30%         5.51%       7.13%       3.19%      4.15%       1.03%
   Ratio of Net Investment Income
     to Average Net Assets                                 5.75%         5.41%       5.47%       5.38%      5.17%       7.11%
   Portfolio Turnover Rate                                12.35%         4.67%       9.04%       8.44%     30.46%      14.13%



(a) The investment management fees for the Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through June 30, 2000. In addition, during the periods presented, certain administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund. The resulting per share savings to the Bond Fund related to these fees and expenses were $.28 (unaudited) for the six months ended June 30, 2000 and $.70, $.94 , $.31 ,$.37 and $.02 for the years ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c)  Assumes reinvestment of dividends and capital gains distribution, if any.





The accompanying notes are an integral part of these financial statements.







                                                            THE CANANDAIGUA FUNDS
                                                           CANANDAIGUA EQUITY FUND
                                            SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA


                                                   FOR THE SIX      FOR THE       FOR THE      FOR THE   FOR THE        FOR THE
                                                  MONTHS ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED YEAR ENDED    YEAR ENDED
                                                  JUNE 30, 2000   DEC.31,1999   DEC.31,1998   DEC.31,1997 DEC. 31,1996 DEC. 31, 1995
                                                  ----------------------------------------------------------------------------------
                                                    (Unaudited)

PER SHARE DATA:

PER SHARE DATA:
  (For a share outstanding throughout
     each period)
   Net asset value, beginning of period            $     26.71    $    22.80    $    19.40    $    16.67   $    13.71   $   10.89
                                                   -----------    ----------    ----------    ----------   ----------   ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS -
   Net investment income (loss) (a)                      (0.10)        (0.20)        (0.06)         0.00         0.01        0.04
   Net realized and unrealized gains (losses)
     on investments                                       3.53          7.85          3.46          2.73         2.95        2.78
                                                   -----------    ----------    ----------    ----------   ----------   ---------
  Total income (loss) from investment operations          3.43          7.65          3.40          2.73         2.96        2.82
                                                   -----------    ----------    ----------    ----------   ----------   ---------

LESS DISTRIBUTIONS (B)
   Dividends from net investment income                   0.00          0.00          0.00
   Distributions from net realized gains                  0.00         (3.74)         0.00
                                                   -----------    ----------    ----------
   Total dividends and distributions                      0.00         (3.74)         0.00
                                                   -----------    ----------    ----------

   Net Asset Value, end of period                  $     30.14    $    26.71    $    22.80    $    19.40   $    16.67   $   13.71
                                                   ===========    ==========    ==========    ==========   ==========   =========

   Total Return (c)                                      12.84%        33.70%        17.53%        16.38%       21.59%      25.90%
                                                   ===========    ==========    ==========    ==========   ==========   =========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000 omitted)         $    41,962    $   35,237    $   23,568    $   17,787   $   12,644   $   8,433
   Ratio of  Net Expenses to Average
      Net Assets (a)                                      1.31%         1.37%         1.14%         1.15%        1.12%       1.11%
   Ratio of Gross Expenses to Average
      Net Assets (a)                                      1.36%         1.45%         1.50%         1.44%        1.57%       1.25%
   Ratio of Net Investment Income
     to Average Net Assets                               (0.75%)       (0.77%)       (0.31%)        0.00%        0.03%       0.32%
   Portfolio Turnover Rate                               99.03%       224.59%       314.28%       398.23%      337.27%     375.30%



(a)  Through December 31, 1998 certain administrative expenses of the Equity
     Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Equity Fund, resulting in per share savings of $.08, $.05, $.07 and $.02 for the years ended December 31, 1998, 1997,
     1996 and 1995, respectively. During fiscal 1999, the Equity Fund paid for its administrative fees other than professional legal fees and Board of Trustee fees and expenses assumed by the investment manager of the Equity
     Fund, resulting in a per share savings of $.02 for the year ended December
     31, 1999 and a per share savings of $.01(unaudited) for the six months ended June 30, 2000.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Assumes reinvestment of the dividends and capital gains distribution, if any.



The accompanying notes are an integral part of these financial statements.